Finance Costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Finance Costs	FINANCE COSTS:Finance costs consist of interest expense and fees related to our Credit Facility (including debt issuance and related amortization costs), our interest rate swap agreements, our A/R sales program and our SFPs, and interest expense on our lease obligations (including under IFRS 16 commencing in Q1 2019), net of interest income earned. We paid finance costs of $29.5 in 2020 (2019 — $44.5; 2018 — $36.0). See notes 4 and 12. We also paid $2.0 in Waiver Fees in 2019, which we recorded in Other Charges (see note 16(d)).